Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
    AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2019	$(74,189)	$64,333	$(9,529)	$(19,385)
Adoption of ASU 2017-12 on hedging	—	186	—	186
Other comprehensive income (loss)	4,267	19,177	(7,999)	15,445
Amounts reclassified from AOCI to the consolidated statement of operations	3,528	(8,597)	1,490	(3,579)
Net current period OCI	$7,795	$10,580	$(6,509)	$11,866
OCI attributable to the non-controlling interests	(2,428)	—	—	(2,428)
Net current period OCI attributable to shareholders of AQN	$5,367	$10,580	$(6,509)	$9,438
Balance, December 31, 2019	$(68,822)	$75,099	$(16,038)	$(9,761)
Other comprehensive income (loss)	25,643	(13,418)	(20,964)	(8,739)
Amounts reclassified from AOCI to the consolidated statement of operations	2,763	(10,864)	3,403	(4,698)
Net current period OCI	$28,406	$(24,282)	$(17,561)	$(13,437)
OCI attributable to the non-controlling interests	691	—	—	691
Net current period OCI attributable to shareholders of AQN	$29,097	$(24,282)	$(17,561)	$(12,746)
Balance, December 31, 2020	$(39,725)	$50,817	$(33,599)	$(22,507)
Amounts reclassified from AOCI for foreign currency cumulative translation affected interest expense and derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss) while those for pension and post-employment actuarial changes affected pension and post-employment non-service costs (note 24(b)).